Schedule of Investments (unaudited)
August 31, 2021
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.1%
Lockheed Martin Corp.	17,050	$ 6,134,590
Mercury Systems, Inc.(a)	5,224	263,185
Northrop Grumman Corp.	2,617	962,271
		7,360,046
Air Freight & Logistics — 1.3%
CH Robinson Worldwide, Inc.	21,554	1,941,153
Expeditors International of Washington, Inc.	51,586	6,429,679
FedEx Corp.	857	227,697
		8,598,529
Airlines — 0.2%
Alaska Air Group, Inc.(a)	22,396	1,284,187
Allegiant Travel Co.(a)	396	76,206
		1,360,393
Auto Components — 0.9%
BorgWarner, Inc.	142,696	6,090,265
Automobiles — 0.3%
Tesla, Inc.(a)	2,558	1,881,972
Banks — 5.9%
Bank of America Corp.	69,255	2,891,396
Bank of Hawaii Corp.	4,938	413,854
Citigroup, Inc.	144,408	10,384,379
Commerce Bancshares, Inc.	1,287	91,017
Credicorp Ltd.(a)	634	67,603
First Republic Bank	2,625	522,218
Huntington Bancshares, Inc.	6,534	101,473
JPMorgan Chase & Co.	72,644	11,619,408
Pinnacle Financial Partners, Inc.	4,830	468,124
Regions Financial Corp.	13,974	285,489
Signature Bank	5,682	1,473,513
Truist Financial Corp.	89,988	5,134,715
Umpqua Holdings Corp.	19,319	376,141
Wells Fargo & Co.	70,554	3,224,318
Wintrust Financial Corp.	8,243	616,906
Zions Bancorp NA	17,667	1,022,919
		38,693,473
Beverages — 1.1%
Molson Coors Beverage Co., Class B	67,410	3,203,997
PepsiCo, Inc.	24,447	3,823,267
		7,027,264
Biotechnology — 2.4%
BioMarin Pharmaceutical, Inc.(a)	31,054	2,615,057
Gilead Sciences, Inc.	114,695	8,347,502
Regeneron Pharmaceuticals, Inc.(a)	1,323	890,908
Vertex Pharmaceuticals, Inc.(a)	12,051	2,413,695
Verve Therapeutics, Inc.(a)	17,862	1,249,626
		15,516,788
Building Products — 1.8%
Allegion PLC	16,648	2,397,146
Lennox International, Inc.	4,850	1,625,623
Owens Corning	6,676	637,892
Trane Technologies PLC	36,767	7,298,249
		11,958,910
Capital Markets — 3.8%
Bank of New York Mellon Corp.	66,672	3,681,628
Charles Schwab Corp.	33,546	2,443,826
CME Group, Inc.	31,697	6,393,919
Invesco Ltd.	47,152	1,193,888
Security	Shares	Value
Capital Markets (continued)
Morgan Stanley	100,704	$ 10,516,519
Stifel Financial Corp.	10,288	710,901
		24,940,681
Chemicals — 1.8%
Corteva, Inc.	6,057	266,326
Ecolab, Inc.	18,413	4,149,554
FMC Corp.	8,845	828,157
Linde PLC	3,687	1,159,893
Mosaic Co.	5,687	183,008
PPG Industries, Inc.	30,244	4,825,430
Sherwin-Williams Co.	414	125,720
		11,538,088
Commercial Services & Supplies — 0.4%
IAA, Inc.(a)	52,016	2,763,090
Communications Equipment — 0.3%
Ciena Corp.(a)	2,755	157,393
Cisco Systems, Inc.	10,892	642,846
F5 Networks, Inc.(a)	1,618	329,376
Motorola Solutions, Inc.	4,029	983,962
Viavi Solutions, Inc.(a)	10,368	168,895
		2,282,472
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	396	150,975
Vulcan Materials Co.	14,613	2,716,995
		2,867,970
Consumer Finance — 2.3%
Ally Financial, Inc.	147,628	7,809,521
American Express Co.	45,299	7,517,822
		15,327,343
Containers & Packaging — 0.5%
Amcor PLC	137,531	1,767,273
AptarGroup, Inc.	4,793	646,097
Avery Dennison Corp.	547	123,288
Crown Holdings, Inc.	6,442	707,267
		3,243,925
Distributors — 0.5%
Genuine Parts Co.	24,289	2,967,873
Diversified Consumer Services — 0.2%
Duolingo, Inc.(a)	988	128,005
Terminix Global Holdings, Inc.(a)	29,154	1,213,681
		1,341,686
Diversified Financial Services — 2.5%
Berkshire Hathaway, Inc., Class B(a)	33,848	9,672,743
Voya Financial, Inc.	104,483	6,789,305
		16,462,048
Diversified Telecommunication Services — 0.8%
AT&T Inc.	189,809	5,204,563
Verizon Communications, Inc.	2,775	152,625
		5,357,188
Electric Utilities — 2.9%
Alliant Energy Corp.	10,308	626,623
Eversource Energy	55,139	5,002,761
NextEra Energy, Inc.	50,338	4,227,889
OGE Energy Corp.	166,294	5,888,471
Pinnacle West Capital Corp.	23,754	1,826,683

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electric Utilities (continued)
Portland General Electric Co.	17,703	$ 909,049
Southern Co.	6,603	434,015
		18,915,491
Electrical Equipment — 0.1%
Emerson Electric Co.	7,858	829,019
Electronic Equipment, Instruments & Components — 0.5%
Flex Ltd.(a)	168,618	3,132,922
Energy Equipment & Services — 0.7%
NOV, Inc.(a)	73,125	963,056
Schlumberger NV	136,717	3,833,545
		4,796,601
Entertainment — 2.0%
Live Nation Entertainment, Inc.(a)	20,357	1,764,952
Roku, Inc.(a)	2,290	806,996
Spotify Technology SA(a)	3,363	788,085
Walt Disney Co.(a)	41,435	7,512,165
Warner Music Group Corp., Class A	1,945	73,910
Zynga, Inc., Class A(a)	258,342	2,286,327
		13,232,435
Equity Real Estate Investment Trusts (REITs) — 3.7%
Brixmor Property Group, Inc.	84,426	1,979,790
Equinix, Inc.	355	299,425
Equity Residential	25,739	2,163,878
Kilroy Realty Corp.	15,084	990,264
Life Storage, Inc.	40,122	4,992,782
Prologis, Inc.	78,557	10,578,486
VICI Properties, Inc.	103,528	3,200,050
		24,204,675
Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	17,275	7,868,590
Performance Food Group Co.(a)	7,668	385,087
		8,253,677
Food Products — 1.5%
Conagra Brands, Inc.	186,376	6,172,773
Kellogg Co.	22,991	1,451,652
McCormick & Co., Inc.	25,517	2,201,862
		9,826,287
Gas Utilities — 0.4%
Atmos Energy Corp.	3,560	347,135
UGI Corp.	48,006	2,223,158
		2,570,293
Health Care Equipment & Supplies — 3.9%
Align Technology, Inc.(a)	3,840	2,722,560
Danaher Corp.	29,450	9,546,512
Dexcom, Inc.(a)	2,120	1,122,370
Envista Holdings Corp.(a)	20,223	865,342
Hologic, Inc.(a)	15,918	1,259,910
IDEXX Laboratories, Inc.(a)	10,348	6,972,069
Sight Sciences, Inc.(a)(b)	3,319	94,226
Stryker Corp.	10,482	2,904,562
		25,487,551
Health Care Providers & Services — 3.6%
AmerisourceBergen Corp.	13,403	1,637,981
Anthem, Inc.	13,025	4,886,068
Centene Corp.(a)	11,226	707,013
Cigna Corp.	18,961	4,013,096
CVS Health Corp.	3,654	315,669
McKesson Corp.	20,961	4,278,978
Security	Shares	Value
Health Care Providers & Services (continued)
Molina Healthcare, Inc.(a)	244	$ 65,580
UnitedHealth Group, Inc.	18,500	7,700,995
		23,605,380
Health Care Technology — 0.7%
Cerner Corp.	46,307	3,535,539
Doximity, Inc., Class A(a)	8,585	789,820
Teladoc Health, Inc.(a)	1,276	184,280
		4,509,639
Hotels, Restaurants & Leisure — 1.9%
Booking Holdings, Inc.(a)	745	1,713,254
International Game Technology PLC(a)	28,346	609,156
McDonald’s Corp.	16,885	4,009,512
Shake Shack, Inc., Class A(a)	6,589	571,596
Six Flags Entertainment Corp.(a)	53,156	2,245,309
Wendy’s Co.	4,598	105,846
Wyndham Hotels & Resorts, Inc.	1,619	117,701
Wynn Resorts Ltd.(a)	27,666	2,813,356
		12,185,730
Household Durables — 0.3%
PulteGroup, Inc.	2,358	127,002
Whirlpool Corp.	6,824	1,511,721
		1,638,723
Household Products — 2.5%
Colgate-Palmolive Co.	74,835	5,833,388
Procter & Gamble Co.	73,995	10,536,148
		16,369,536
Industrial Conglomerates — 2.1%
Honeywell International, Inc.	47,908	11,110,344
Roper Technologies, Inc.	5,605	2,708,785
		13,819,129
Insurance — 5.4%
American International Group, Inc.	7,010	382,465
Athene Holding Ltd., Class A(a)	3,629	243,034
Brighthouse Financial, Inc.(a)	7,481	366,270
Cincinnati Financial Corp.	919	113,405
Everest Re Group Ltd.	6,368	1,686,883
Marsh & McLennan Cos., Inc.	61,220	9,623,784
MetLife, Inc.	145,273	9,006,926
Progressive Corp.	35,883	3,456,968
Reinsurance Group of America, Inc.	1,510	174,888
Travelers Cos., Inc.	51,508	8,226,343
Willis Towers Watson PLC	8,515	1,879,431
		35,160,397
Interactive Media & Services — 2.3%
Alphabet, Inc., Class A(a)	3,834	11,095,404
Alphabet, Inc., Class C(a)	1,240	3,607,458
Twitter, Inc.(a)	5,426	349,977
		15,052,839
Internet & Direct Marketing Retail — 0.0%
Qurate Retail, Inc., Series A	11,997	132,327
IT Services — 2.7%
Accenture PLC, Class A	2,038	685,909
Automatic Data Processing, Inc.	15,113	3,159,222
Fidelity National Information Services, Inc.	64,465	8,236,693
Fiserv, Inc.(a)	20,401	2,403,034
Okta, Inc.(a)	1,723	454,183
Paymentus Holdings, Inc., Class A(a)	21,899	561,709

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
Twilio, Inc., Class A(a)	3,374	$ 1,204,383
Visa, Inc., Class A	4,450	1,019,495
		17,724,628
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	9,488	1,664,859
PPD, Inc.(a)	19,977	925,135
		2,589,994
Machinery — 2.4%
Caterpillar, Inc.	17,746	3,742,099
Deere & Co.	2,796	1,056,972
Otis Worldwide Corp.	78,422	7,232,077
PACCAR, Inc.	3,897	319,047
Stanley Black & Decker, Inc.	17,183	3,320,959
Timken Co.	3,919	288,203
		15,959,357
Media — 1.9%
Comcast Corp., Class A	119,813	7,270,253
Discovery, Inc., Class A(a)	64,244	1,852,797
Discovery, Inc., Class C(a)	9,988	275,569
Fox Corp., Class A	9,337	349,577
Fox Corp., Class B	4,776	165,393
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	2,282	112,959
Nexstar Media Group, Inc., Class A	536	80,266
Sirius XM Holdings, Inc.	317,236	1,989,070
TEGNA, Inc.	20,543	364,022
ViacomCBS, Inc., Class A	1,936	89,017
		12,548,923
Metals & Mining — 0.7%
Newmont Corp.	2,897	167,997
Reliance Steel & Aluminum Co.	27,853	4,179,064
		4,347,061
Multiline Retail — 1.3%
Kohl’s Corp.	4,020	230,748
Ollie’s Bargain Outlet Holdings, Inc.(a)	3,779	273,524
Target Corp.	32,817	8,105,143
		8,609,415
Multi-Utilities — 2.6%
Ameren Corp.	27,666	2,426,862
CMS Energy Corp.	22,871	1,466,717
Consolidated Edison, Inc.	98,367	7,421,790
DTE Energy Co.	26,251	3,159,045
NiSource, Inc.	116,894	2,881,437
		17,355,851
Oil, Gas & Consumable Fuels — 4.1%
Antero Midstream Corp.	32,167	309,125
Cheniere Energy, Inc.(a)	9,118	797,460
Chevron Corp.	85,107	8,235,804
Continental Resources, Inc.	26,566	1,043,513
Devon Energy Corp.	9,995	295,352
EOG Resources, Inc.	73,655	4,973,186
EQT Corp.(a)	11,642	213,398
Kinder Morgan, Inc.	228,227	3,713,253
Phillips 66	75,684	5,380,376
Pioneer Natural Resources Co.	610	91,299
Valero Energy Corp.	23,595	1,564,584
		26,617,350
Personal Products — 0.0%
Herbalife Nutrition Ltd.(a)	1,294	66,434
Security	Shares	Value
Pharmaceuticals — 5.5%
Bristol-Myers Squibb Co.	89,934	$ 6,012,987
Johnson & Johnson	123,774	21,428,993
Organon & Co.	41,204	1,396,404
Perrigo Co. PLC	24,577	1,006,428
Pfizer, Inc.	134,590	6,200,561
		36,045,373
Professional Services — 0.8%
Equifax, Inc.	15,896	4,327,845
IHS Markit Ltd.	5,726	690,556
Robert Half International, Inc.	4,410	455,994
		5,474,395
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A(a)	28,292	2,724,520
Road & Rail — 2.0%
Landstar System, Inc.	20,943	3,519,052
Ryder System, Inc.	94,412	7,504,810
Schneider National, Inc., Class B	84,567	1,906,140
		12,930,002
Semiconductors & Semiconductor Equipment — 2.2%
Analog Devices, Inc.	278	45,272
Intel Corp.	188,276	10,178,201
QUALCOMM, Inc.	23,151	3,396,020
Synaptics, Inc.(a)	3,021	573,325
		14,192,818
Software — 2.9%
ACI Worldwide, Inc.(a)	2,231	71,905
Adobe, Inc.(a)	3,510	2,329,587
HubSpot, Inc.(a)	295	201,919
Intuit, Inc.	13,231	7,490,201
Monday.com Ltd.(a)	789	299,315
PagerDuty, Inc.(a)	12,808	548,182
Procore Technologies, Inc.(a)	1,167	105,847
Riskified Ltd., Class A(a)	8,768	282,768
salesforce.com, Inc.(a)	3,830	1,015,984
SentinelOne, Inc., Class A(a)(b)	17,692	1,131,050
VMware, Inc., Class A(a)	17,672	2,630,831
Workday, Inc., Class A(a)	11,702	3,196,518
		19,304,107
Specialty Retail — 0.3%
Home Depot, Inc.	2,546	830,454
Penske Automotive Group, Inc.	1,092	98,204
TJX Cos., Inc.	18,651	1,356,301
		2,284,959
Technology Hardware, Storage & Peripherals — 1.9%
Dell Technologies, Inc., Class C(a)	26,905	2,622,161
Hewlett Packard Enterprise Co.	472,138	7,299,253
HP, Inc.	17,350	515,989
NetApp, Inc.	19,118	1,700,164
		12,137,567
Textiles, Apparel & Luxury Goods — 0.8%
Levi Strauss & Co., Class A	65,533	1,717,620
Lululemon Athletica, Inc.(a)	4,206	1,683,115
Ralph Lauren Corp.	10,410	1,208,913
Skechers USA, Inc., Class A(a)	6,058	305,505
Under Armour, Inc., Class C(a)	6,104	122,446
		5,037,599
Thrifts & Mortgage Finance — 1.0%
Essent Group Ltd.	10,994	517,597

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Thrifts & Mortgage Finance (continued)
MGIC Investment Corp.	22,530	$ 344,033
New York Community Bancorp, Inc.	319,813	4,004,059
Radian Group, Inc.	35,283	833,737
Rocket Cos., Inc., Class A	31,991	555,044
		6,254,470
Trading Companies & Distributors — 0.4%
SiteOne Landscape Supply, Inc.(a)(b)	3,869	774,187
WW Grainger, Inc.	3,904	1,693,165
		2,467,352
Wireless Telecommunication Services — 0.3%
United States Cellular Corp.(a)(b)	54,728	1,748,560
Total Long-Term Investments — 98.9% (Cost: $539,105,161)		647,723,390
Short-Term Securities(c)(d)
Money Market Funds — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	6,411,032	6,411,032
SL Liquidity Series, LLC, Money Market Series, 0.13%(e)	1,424,461	1,424,888
Total Short-Term Securities — 1.2% (Cost: $7,835,920)		7,835,920
Total Investments — 100.1% (Cost: $546,941,081)		655,559,310
Liabilities in Excess of Other Assets — (0.1)%		(389,047)
Net Assets — 100.0%		$ 655,170,263
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 6,496,081	$ —	$ (85,049)(a)	$ —	$ —	$ 6,411,032	6,411,032	$ 77	$ —
SL Liquidity Series, LLC, Money Market Series	3,058,328	—	(1,633,440)(a)	—	—	1,424,888	1,424,461	18,307(b)	—
				$ —	$ —	$ 7,835,920		$ 18,384	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Advantage Large Cap Value Fund
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	35	09/17/21	$ 7,911	$ 213,093
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 647,723,390	$ —	$ —	$ 647,723,390
Short-Term Securities
Money Market Funds	6,411,032	—	—	6,411,032
	$ 654,134,422	$ —	$ —	654,134,422
Investments valued at NAV(a)				1,424,888
				$ 655,559,310
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 213,093	$ —	$ —	$ 213,093
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
S&P	Standard & Poor’s